Average Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Small Cap Index Fund
	Jun. 29, 2024
Fidelity Flex Small Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.13%
Past 5 years	10.10%
Since Inception	7.58%	[1]
Fidelity Flex Small Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.58%
Past 5 years	9.53%
Since Inception	7.01%	[1]
Fidelity Flex Small Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.30%
Past 5 years	7.90%
Since Inception	5.88%	[1]
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Since Inception	7.47%

[1]	A From March 9, 2017 .